DEBT	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
DEBT	DEBT
As of June 30, 2020 and December 31, 2019, we had total long-term debt outstanding of $1,173.6 million and $1,216.9 million, respectively, net of deferred debt financing costs of $7.9 million and $6.0 million, respectively.

$800 million credit facility

In April 2016, we entered into an $800.0 million senior secured credit facility (the “$800 million credit facility”) with a syndicate of banks to refinance existing financing arrangements secured by seven of our existing vessels. The vessels included in this facility are the Golar Freeze, the Golar Grand, the Golar Igloo, the Golar Maria, the Golar Spirit, the Golar Winter and the Methane Princess.

The $800.0 million credit facility has a five-year term and the initial credit facility consisted of a $650.0 million term loan facility and a $150.0 million revolving credit facility. The revolving credit facility was reduced by $25.0 million on September 30, 2017. The requirement for the revolving credit facility to be reduced by a further $50.0 million in September 2018 was waived until maturity. As of June 30, 2020 and December 31, 2019, we had drawn down $125.0 million and on the revolving credit facility. The term loan facility is repayable in quarterly installments with a total final balloon payment of $378.0 million together with any amounts outstanding under the revolving facility. The $800 million credit facility bears interest at a rate of LIBOR plus a margin of 2.5%. As of June 30, 2020 and December 31, 2019, the balance outstanding under the $800 million credit facility amounted to $542.0 million and $568.0 million, respectively. Management is currently exploring various options to obtain the necessary funds to refinance the maturing credit facility. We have a track record of successfully refinancing our debt requirements and given the strong fundamentals of the underlying assets (contracted cash flows and existing leverage ratios), we believe that it is probable that we will obtain the necessary funding to meet our payment obligations under the maturing $800 million credit facility by April 2021.

The facility requires a security deposit to be held for the period of the loan, unless certain conditions are met. These balances are referred to in these condensed consolidated financial statements as restricted cash. As of June 30, 2020 and December 31, 2019, the value of the restricted cash deposit secured against the loan was $20.0 million and $23.6 million, respectively.

2015 Norwegian Bonds and 2017 Norwegian Bonds

On May 5, 2020, bondholders approved amendments (the “Norwegian Bond Amendments”) to our Norwegian bonds issued in 2015 (the “2015 Norwegian Bonds”) and our Norwegian bonds issued in 2017 (the “2017 Norwegian Bonds”, and together with the 2015 Norwegian Bonds, the “Norwegian Bonds”), as follows:
2015 Norwegian Bonds: The maturity date has been extended from May 22, 2020 to November 22, 2021. The interest rate increased by 185 basis points to LIBOR plus 6.25% per annum. The repayment profile of the 2015 Norwegian Bonds changed from a bullet repayment on the original maturity date to amortization as (i) equal installments of $5.0 million (at 100% of par value), commencing on September 30, 2020 and thereafter on each interest payment date up to and including the interest payment date in May 2021; (ii) equal installments of $3.8 million (at 100% of the par value) on each interest payment date thereafter; and (iii) repayment of the remaining amount at a price of 105% of the par value on November 22, 2021.

We may redeem the 2015 Norwegian Bonds (in whole or in part) together with accrued and unpaid interest thereon any time (i) from and including the interest payment date in May 2020 until (but excluding) the interest payment date in May 2021 at 100% of the par value of the 2015 Norwegian Bonds redeemed; and (ii) from and including the interest payment date in May 2021 to (but excluding) November 22, 2021, at 105% of the par value of the 2015 Norwegian Bonds redeemed.

2017 Norwegian Bonds: The maturity date has been extended from May 2020 to November 15, 2022. The interest rate increased by 185 basis points to LIBOR plus 8.1% per annum. The repayment profile of the 2017 Norwegian Bonds changed from a bullet repayment upon the original maturity date to amortization as (i) equal installments of $5.0 million (at 100% of par value), commencing on September 30, 2020 and thereafter on each interest payment date up to and including the interest payment date in May 2021; (ii) equal installments of $6.3 million (at 100% of the par value) on the interest payment dates in August 2021 and November 2021; (iii) equal installments of $10.0 million (at 100% of the par value) from and including the interest payment date in February 2022 after the 2015 Norwegian Bonds have been redeemed in full and on each interest payment date thereafter; and (iv) repayment of the remaining amount at a price of 105% of the par value on November 15, 2022.

We may redeem the 2017 Norwegian Bonds (in whole or in part) together with accrued and unpaid interest thereon at any time (i) from and including the interest payment date in May 2020 until (but excluding) the interest payment date in May 2021 at 100% of the par value of the 2017 Norwegian Bonds redeemed; and
(ii) from and including the interest payment date in May 2021 to (but excluding) November 15, 2022, at 105% of the par value of the 2017 Norwegian Bonds redeemed.
Under the Norwegian Bond Amendments, we may incur no additional financial indebtedness without applying the proceeds received therefrom to redeem the Norwegian Bonds on a pro rata basis, other than certain permitted financial indebtedness incurred: (i) to repay existing financial indebtedness, (ii) by way of secured debt from financial institutions incurred in the ordinary course of business in connection with acquisitions of assets or (iii) an amount up to $25.0 million in aggregate, provided that the proceeds in the case of each of (i) to (iii) above are not applied for redemption of any or all of the 2017 Norwegian Bonds prior to the redemption of the 2015 Norwegian Bonds in full. In addition, the Norwegian Bond Amendments contain a provision prohibiting us from paying distributions to our common unitholders in an amount greater than (i) $0.0808 per common unit per annum or (ii) the aggregate amount of cash equity raised. Additionally, under the Norwegian Bond Amendments, we will not be permitted to repurchase any of our common or preferred units.